INVENTORIES - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Finished goods - dore	$ 5,036	$ 3,529
Work-in-process	4,162	7,542
Stockpile	6,580	5,055
Silver coins and bullion	8,613	8,360
Materials and supplies	38,133	39,204
Total current inventories	$ 62,524	$ 63,690